Other Investments	12 Months Ended
Jun. 30, 2026
Other Investments
Other Investments

16. Other Investments

The Group’s financial assets at the reporting date comprise the following:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Equity instruments measured at fair value through profit or loss
Listed equity investment (16.67 % holding)	3,034	–	–
Unlisted equity investment	4,345	–	–
	7,379	–	–
Debt instruments measured at amortized cost
Convertible note receivable	1,120	–	–
	1,120	–	–
Total Other Investments	8,499	–	–

Listed equity investment

The listed equity investment represents a 16.67 % holding of registered common shares in a Korean company listed on the KOSDAQ market. The shares are held in the Group’s name through the Korea Securities Depository and are subject to a one-year lock-up period from the listing date.

The ownership interest is below the 20 % threshold that creates a rebuttable presumption of significant influence under IAS 28. The Group does not have board representation or other participation in the financial and operating policy decisions of the investee, and there are no other indicators of significant influence. Accordingly, the investment is accounted for as a financial asset under IFRS 9 and measured at fair value through profit or loss. Fair value is based on the quoted market price at the reporting date. Changes in fair value are recognized in profit or loss.

Unlisted equity investment

The unlisted equity investment represents a minority passive holding. The Group does not have significant influence over the investee. The instrument is measured at fair value through profit or loss. Fair value is determined using recent transaction evidence and other relevant market information available at the reporting date. Changes in fair value are recognized in profit or loss.

Convertible note receivable

The convertible note is an unsecured debt instrument that carries a contractual interest rate and is convertible, at the Group’s option, into equity of the issuer on or before a fixed sunset date. Until conversion, the instrument remains a pure debtor-creditor relationship. The host debt instrument is measured at amortized cost using the effective-interest method. Any embedded conversion feature that does not meet the fixed-for-fixed criterion is separated and measured at fair value through profit or loss. At the reporting date the carrying amount approximates the outstanding principal advanced, net of any impairment allowance.

Expected credit losses

The Group has assessed expected credit losses on the debt instrument measured at amortized cost. At the reporting date no significant increase in credit risk has been identified and the loss allowance is not material.